Capital Stock and Other Capital Related Accounts - Summary of Capital Stock and Other Capital Related Accounts (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Nov. 01, 2017
Disclosure of capital stock and other capital related accounts [abstract]
Capital stock	$ 59,602,649	$ 59,602,649	$ 59,602,649
Adjustment to capital	2,234,810,502	2,234,810,502
Share premium	4,142,930,246	4,941,488,308
Other capital adjustments (Note 16)		(798,558,062)
Merger premium	748,383,542	748,383,542
Total	$ 7,185,726,939	$ 7,185,726,939